Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net
Intangible assets subject to amortization		$ 189,882,242	$ 189,189,166
Less: Accumulated amortization		166,584,484	154,975,824
Total intangible assets, net		$ 23,297,758	34,213,342
Weighted Average Remaining Amortization Period		2 years 2 months 26 days
Amortization expenses		$ 10,994,923	11,636,952	$ 12,870,915
Expected amortization expenses
2022		10,848,846
2023		10,631,568
2024		1,809,946
2025		7,398
2026		0
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales	15.00%
Additional consideration upon extension term of agreement	$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization		106,790,000	106,790,000
Less: Accumulated amortization		$ 93,670,998	87,616,075
Weighted Average Remaining Amortization Period		2 years 3 months
Extension term of agreement	5 years
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization		$ 80,660,000	80,660,000
Less: Accumulated amortization		$ 70,902,383	66,398,866
Weighted Average Remaining Amortization Period		2 years 3 months
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization		$ 2,432,242	1,739,166
Less: Accumulated amortization		$ 2,011,103	$ 960,883
Weighted Average Remaining Amortization Period		1 year 8 months 23 days